Consolidated Statements of Stockholders' Equity (Deficiency) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2017	3,670	107
Balance at Dec. 31, 2017	$ 1,899,085		$ 35,696,648	$ (37,916,790)	$ (321,057)
Sale of convertible preferred stock for cash (in shares)	1,200
Sale of convertible preferred stock for cash	$ 1,190,000				1,190,000
Conversion of preferred stock to common stock (in shares)	(1,420)	95
Conversion of preferred stock to common stock	$ (1,117,752)		1,117,752
Issuance of common stock for services (in shares)		17			17
Issuance of common stock for services			513,500		$ 513,500
Stock-based compensation expense			155,304		155,304
Net loss				(2,560,094)	(2,560,094)
Balance (in shares) at Dec. 31, 2018	3,450	219
Balance at Dec. 31, 2018	$ 1,971,333		37,483,204	(40,476,884)	(1,022,347)
Sale of convertible preferred stock for cash (in shares)	500
Sale of convertible preferred stock for cash	$ 404,250		85,750		490,000
Conversion of preferred stock to common stock (in shares)	(767)	59
Conversion of preferred stock to common stock	$ (303,475)		303,475
Stock-based compensation expense			26,652		26,652
Net loss				(701,454)	(701,454)
Balance (in shares) at Mar. 31, 2019	3,183	278
Balance at Mar. 31, 2019	$ 2,072,108		37,899,081	(41,178,338)	(1,207,149)
Balance (in shares) at Dec. 31, 2018	3,450	219
Balance at Dec. 31, 2018	$ 1,971,333		37,483,204	(40,476,884)	(1,022,347)
Sale of convertible preferred stock for cash (in shares)	1,700
Sale of convertible preferred stock for cash	$ 1,542,950		147,050		1,690,000
Conversion of preferred stock to common stock (in shares)	(2,664)	296,390
Conversion of preferred stock to common stock	$ (1,581,850)	$ 296	1,581,554
Issuance of common stock for services (in shares)		3,224			3,224
Issuance of common stock for services		$ 3	23,997		$ 24,000
Stock-based compensation expense			104,420		104,420
Net loss				(2,370,629)	(2,370,629)
Adjustments and rounding for reverse stock split (in shares)		2
Adjustments and rounding for reverse stock split		$ 1	(1)
Balance (in shares) at Dec. 31, 2019	2,486	299,835
Balance at Dec. 31, 2019	$ 1,932,433	$ 300	39,340,224	(42,847,513)	(1,574,556)
Sale of convertible preferred stock for cash (in shares)	300
Sale of convertible preferred stock for cash	$ 300,000				300,000
Conversion of preferred stock to common stock (in shares)	(2,386)	13,481,349
Conversion of preferred stock to common stock	$ (1,856,338)	$ 13,481	1,842,857
Issuance of common stock for services (in shares)		10,417			10,417
Issuance of common stock for services		$ 11	5,989		$ 6,000
Net loss				(595,694)	(595,694)
Balance (in shares) at Mar. 31, 2020	400	13,791,601
Balance at Mar. 31, 2020	$ 376,095	$ 13,792	$ 41,189,070	$ (43,443,207)	$ (1,864,250)